Trade and Other Payables Trade Payables Aging (Details) - USD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade payables aging [Line Items]
Trade payables	$ 34	$ 51	$ 47
0–30 days
Trade payables aging [Line Items]
Trade payables	25	31	33
31–60 days
Trade payables aging [Line Items]
Trade payables	6	15	6
61–90 days
Trade payables aging [Line Items]
Trade payables	1	3	6
Over 90 days
Trade payables aging [Line Items]
Trade payables	$ 2	$ 2	$ 2